MARKETABLE SECURITIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 14,944
Available-for-sale Securities, Gross Unrealized Gain		[1]
Available-for-sale Securities, Gross Unrealized Loss	(6)
Available-for-sale Securities	14,938
Available For Sale Securities Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	13,291
Available-for-sale Securities, Gross Unrealized Gain		[1]
Available-for-sale Securities, Gross Unrealized Loss	(6)
Available-for-sale Securities	13,285
Available For Sale Securities Within One Year [Member] | Banks debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	6,358
Available-for-sale Securities, Gross Unrealized Gain		[1]
Available-for-sale Securities, Gross Unrealized Loss	0
Available-for-sale Securities	6,358
Available For Sale Securities Within One Year [Member] | Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	6,933
Available-for-sale Securities, Gross Unrealized Gain		[1]
Available-for-sale Securities, Gross Unrealized Loss	(6)
Available-for-sale Securities	6,927
Available For Sale Securities After One Year Through Two Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,653
Available-for-sale Securities, Gross Unrealized Gain	0
Available-for-sale Securities, Gross Unrealized Loss	0
Available-for-sale Securities	1,653
Available For Sale Securities After One Year Through Two Year [Member] | Banks debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,653
Available-for-sale Securities, Gross Unrealized Gain	0
Available-for-sale Securities, Gross Unrealized Loss	0
Available-for-sale Securities	$ 1,653

[1]	Represents an amount less than $ 1.